Annual Fund Operating Expenses	Jan. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2036
WCM Select Global Growth Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.33%	[1]
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	1.25%	[2]
WCM Select Global Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.33%	[1]
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	1.00%	[2]

[1]	“Other Expenses” for the Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. This agreement is in effect through April 30, 2036, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.